Inventory	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventory
Inventory

	2019	2018
Product inventory	$468	$297
Materials and supplies	684	658
	$1,152	$955

The Company recorded a write-down of its product inventory of $4 million from cost to net realizable value as at December 31, 2019 (2018 – $13 million).